                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
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Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         GGC Opportunity Fund Management, L.P.
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   Address:      c/o Golden Gate Private Equity, Inc.
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                 One Embarcadero Center, 39th Floor
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                 San Francisco, CA 94111
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Form 13F File Number: 28-14374
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Dominik
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Title:   Managing Director
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Phone:   (415) 983-2700
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Signature, Place, and Date of Signing:

         /s/ David Dominik            San Francisco, CA     5/15/2012
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           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 11
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Form 13F Information Table Value Total: 915,594
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                                            (thousands)

List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ -------- ------------------------
                                                      VALUE    SHRS OR    SH/  PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN  CALL   DISCRETION  MANAGERS   SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- ----------- --- ------ ------------ -------- -------- -------- ------
CapLease                  Com              140288101   12,673  3,144,654   SH         Sole                 3,144,654
Dollar Financial          Com              256664103   26,343  1,396,038   SH         Sole                 1,396,038
TPC Group                 Com              82936Y104   16,558    374,550   SH         Sole                   374,550
Entegris                  Com              29362U104    8,962    959,557   SH         Sole                   959,557
Arris Group               Com              04269Q100   12,185  1,078,308   SH         Sole                 1,078,308
Argo Group                Com              G0464B107    7,662    256,519   SH         Sole                   256,519
Collective Brands         Com              19421W100    7,169    364,634   SH         Sole                   364,634
Guess Inc.                Com              401617105    8,594    275,000   SH         Sole                   275,000
Medifast                  Com              58470H101   12,627    723,188   SH         Sole                   723,188
JDA Software Group Inc.   Com              46612K108   20,775    756,000   SH         Sole                   756,000
US Silica Hldgs Inc.      Com              90346E103  782,046 37,347,000   SH         Sole                37,347,000